Note 9 Fair Value Measurements (Details Textual)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Share Price (in dollars per share) | $ / shares	$ 1.10	$ 1.10
Fair Value Adjustment of Warrants		$ (267,031)	$ (1,112,626)	$ (1,591,055)	$ 1,084,052
Private Warrants [Member]
Warrants and Rights Outstanding, Fair Value	$ 105,699	$ 105,699
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 11.50	$ 11.50
Fair Value Adjustment of Warrants	$ 178,021	$ 267,031
Private Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input	2.99	2.99
Private Warrants [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input	90.3	90.3
Private Warrants [Member] | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Measurement Input	3.46	3.46